Commitments and contingencies (Details) - ElectraMeccanica Vehicles Corp - USD ($)					12 Months Ended
	Nov. 28, 2023	Nov. 03, 2023	Mar. 27, 2023	Mar. 03, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and contingencies
Commitments					$ 0	$ 0
Number of minimum closing bid price			$ 1.00
Amount claimed by Zongschen		$ 75,000,000
Tevva
Commitments and contingencies
Accrued interest forgiven	$ 100,000
Design Agreement
Commitments and contingencies
Estimated cost of design, development, and manufacturing services				$ 13,692,000
Percentage of estimated cost of design, development, and manufacturing services that will be paid during 2023				80.00%
Payment of design development and manufacturing services					$ 4,107,600
Settlement Agreement | Working Capital Facility
Commitments and contingencies
Aggregate principal amount	6,100,000
Payment To Tevva Under Settlement agreement	$ 380,000